Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net earnings (loss)	$ 30.9	$ 87.1	$ (46.6)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
Depreciation and amortization	340.5	338.6	353.0
Impairment and other non-cash integration charges	21.8	23.0	27.7
Amortization of debt issuance costs and original issue discount	4.1	4.5	8.6
Loss on debt extinguishment	0	0	34.0
Stock-based compensation charges	18.6	13.4	14.9
Curtailment/settlement gain on pension/postretirement benefit plans	(2.1)	(12.7)	0
Gain on disposal of discontinued operations, net of tax	0	(34.0)	0
Gain on sales or disposal of property, plant and equipment	(0.8)	(0.6)	(0.7)
Deferred income taxes	(11.1)	(13.6)	36.5
Equity in (earnings) loss of unconsolidated entities	2.5	(2.3)	(3.1)
Dividends from unconsolidated entities	5.0	0.5	7.5
Changes in operating assets and liabilities—net of acquisitions:
Receivables	25.7	103.4	82.9
Inventories	0.5	8.6	(2.5)
Prepaid expenses and other current assets	15.2	33.9	(33.6)
Accounts payable and accrued liabilities	63.0	(105.4)	(96.9)
Other	(72.7)	(90.2)	(10.6)
Net cash provided by operating activities	441.1	354.2	371.1
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(149.5)	(103.5)	(168.3)
Cost investment in unconsolidated entities	(2.5)	(18.1)	0
Proceeds from the sale of property, plant and equipment	8.8	23.5	16.0
Transfers from restricted cash	4.5	15.4	24.6
Deposit paid related to Vertis acquisition (Note 3)	0	(25.9)	0
Deposit refunded (paid) related to business exchange transaction (Note 3)	0	50.0	(50.8)
Purchase price payments on business exchange transaction (Note 3)	0	(4.9)	0
Acquisition of businesses—net of cash acquired	(291.9)	(6.6)	(5.8)
Net cash used in investing activities	(430.6)	(70.1)	(184.3)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	0	0	649.0
Payments of long-term debt	(102.7)	(74.6)	(759.7)
Payments of capital lease obligations	(9.8)	(21.0)	(15.6)
Borrowings on revolving credit facilities	1,628.8	270.3	896.4
Payments on revolving credit facilities	(1,475.0)	(295.7)	(879.6)
Payment of debt issuance costs	0	(2.1)	(11.5)
Bankruptcy claim payments on unsecured notes to be issued	(4.5)	(14.9)	(13.8)
Proceeds from issuance of common stock	7.2	0.1	1.6
Purchase of treasury stock	0	0	(8.2)
Tax benefit on stock option activity	2.2	4.1	0.9
Payment of cash dividends	(56.4)	(151.8)	(28.2)
Payment of tax distributions	0	0	(4.8)
Net cash used in financing activities	(10.2)	(285.6)	(173.5)
Effect of exchange rates on cash and cash equivalents	(4.1)	(7.2)	(8.2)
Net increase (decrease) in cash and cash equivalents	(3.8)	(8.7)	5.1
Cash and cash equivalents at beginning of year	16.9	25.6	20.5
Cash and cash equivalents at end of year	13.1	16.9	25.6
Acquisitions of Brown Printing and Vertis (Note 2):
Fair value of assets acquired, net of cash	389.9	8.7	68.0
Liabilities assumed	$ (74.1)	$ (2.1)	$ (15.5)